Provisions and contingent liabilities - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2022	Apr. 01, 2022	Dec. 01, 2017
Disclosure of contingent liabilities [line items]
Escrow deposits made under preliminary injunction	R$ 600,259	R$ 569,415
Possible contingency	4,013,392	3,601,865
Contingent liabilities for tax matters and social security	3,148,222	2,656,479
IPIContingency	185,388	182,446
Legal Proceedings Related To Icms	1,380,424	1,376,199
ICMS credits	149,061	201,408
Reversal of alleged non-payment	196,693	178,825
Reversal of inventory differences	282,254	302,143
Reversal of conditioned fruition of fiscal incentive	193,912	193,785
Offset claims and credit dis-allowances	1,394,010	759,469
Amortization of goodwill paid on acquisition of subsidiary	251,789	233,805
Contingent liabilities for civil, environmental and regulatory claims	624,653	690,052
Penalty on Ultragaz	36,935	35,617
Contingent liabilities for labor matters	240,515	255,334
Surcharge on non-essential products	271,518	246,336
Adjustment On Escrow Deposits	R$ 62,217	R$ 26,969
Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Surcharge rate on non-essential products	2.00%	2.00%
Subsidiary IPP [member] | Receivables Investment Fund (“FIDC”)
Disclosure of contingent liabilities [line items]
Percentage of receivables from an action for damages as contingent asset		90.00%
Action for damages as a contingent asset, initial fixed amount recognized		R$ 140,000
Action for damages as a contingent asset, amount received		60,000
Action for damages as contingent asset, remaining portion will be received		80,000
Cia Ultragaz [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims	R$ 113,756	255,290
Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities				R$ 168,568
Provision for indemnities related to labor claims				92,823
Provision for indemnities related to civil claims				17,584
Provision for indemnities related to tax claims				R$ 58,160
Discontinued operations | Extrafarma [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities			R$ 35,075
Provision for indemnities related to labor claims			16,259
Provision for indemnities related to civil claims			6,420
Provision for indemnities related to tax claims			R$ 12,395
Chevron and subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions	29,022	26,010
Contingent liabilities for labor matters	3,030
Contingent liabilities for tax assessments on sales	25,777
Chevron and subsidiary IPP [member] | Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions	R$ 95,905	R$ 100,548			R$ 198,900